GOODWILL AND INTANGIBLE ASSETS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Development costs not amortised	$ 6,982,000	$ 7,994,000	$ 6,980,000
Description of project completion period	January 1, 2023 to December 31, 2025
Additional project cost	$ 1,100,000
Intangible assets under development written down	2,214,000
Intangible assets under development impairment charge	120,000
Assets under development carrying value	$ 1,265,000
Long Term Growth Rate	2.00%	2.00%
Variation in discount rate	10.00%
Actuarial assumption of discount rate percentage	10.00%
Impairment loss	$ 4,624,000	$ 3,853,000	$ 15,422,000
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill	5,839,000	$ 6,944,000
Tri-stat [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Assets under development carrying value	$ 1,024,000
Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash flow projections	0.00%
Pre tax discount rates	24.00%	25.00%
Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash flow projections	5.00%
Pre tax discount rates	16.00%	16.00%
Immco Diagnostics Inc [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss		$ 869,000
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill		4,979,000
Trinity Biotech Manufacturing Limited [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill	$ 3,599,000	$ 856,000